FAIR VALUE MEASUREMENTS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended
	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2024
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Payments for legal settlements	$ 1,700,000
Payments for legal settlements not yet received	$ 950,000
Accrued expenses and other current liabilities		$ 950,000	$ 950,000	$ 950,000
Other receivables		950,000	950,000	950,000
Nonrelated Party [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Other receivables		950,000	950,000	$ 950,000
Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of warrant liabilities		$ (210,910,980)	(210,884,980)
Public Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of warrant liabilities			119,830,000
Private Placement Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of warrant liabilities			$ 86,336,000